Obligations under finance leases (Tables)	12 Months Ended
Dec. 31, 2019
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Future Payments under Finance Leases
As at December 31, 2018, obligations under finance leases are as follows:

	2018
	Present value of the minimum lease payments	Total minimum lease payments	Interest
	RMB million	RMB million	RMB million
Within 1 year	9,555	12,062	2,507
After 1 year but within 2 years	9,572	11,738	2,166
After 2 years but within 5 years	32,285	36,765	4,480
After 5 years	20,809	22,200	1,391

	72,221	82,765	10,544
Less: balance due within one year classified as current liabilities	(9,555)

	62,666